Cover	Nov. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2022
Entity File Number	333-185408
Entity Registrant Name	Sipup Corp
Entity Central Index Key	0001563227
Entity Tax Identification Number	99-0382107
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Mitzpe 2
Entity Address, City or Town	Shoham
Entity Address, Country	IL
Entity Address, Postal Zip Code	6082102
City Area Code	305
Local Phone Number	999-5232
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false